Stockholder's Equity (Deficit)	6 Months Ended
Jun. 30, 2024
Stockholder'S Equity (Deficit) [Abstract]
STOCKHOLDER'S EQUITY (DEFICIT)

NOTE 10 — STOCKHOLDER’S EQUITY (DEFICIT)

On June 21, 2024, the Business Combination, among other transactions contemplated by the Merger Agreement, was completed. The transaction was accounted as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Redwoods was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Combined Company represent a continuation of the financial statements of ANEW with the Transactions treated as the equivalent of ANEW issuing shares for the net assets of Redwoods, accompanied by a recapitalization. Under this method of accounting, Redwoods was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded. See “NOTE 1 — Organization and Business Description” for detail.

Equity Incentive Compensation

In connection with the Business Combination, the Public ANEW Board adopted, and the Company’s stockholders approved, the 2024 Equity Incentive Plan (“Equity Incentive Plan”). Although Public ANEW does not have a formal policy with respect to the grant of equity incentive awards to Public ANEW’s executive officers, the Company believes that equity awards provide Public ANEW’s executive officers with a strong link to Public ANEW’s long-term performance, create an ownership culture and help to align the interests of Public ANEW’s executives and Public ANEW’s stockholders. In addition, Public ANEW believes that equity awards with a time-based vesting feature promote executive retention because this feature provides incentives to Public ANEW’s executive officers to remain in Public ANEW’s employment during the applicable vesting period. Accordingly, Public ANEW’s board of directors periodically reviews the equity incentive compensation of Public ANEW’s executive officers and from time to time may grant equity incentive awards to them. No stock options or other equity awards were granted to Public ANEW executive officers during the fiscal year ended December 31, 2023 and as of June 30, 2024.